INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Aug. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets, net

Intangible assets, net, consisted of the following:

	As of August 31,
	2019	2020
	RMB	RMB
Brand names
with indefinite lives	345,624	411,240
with definite lives	104,586	113,786
Trademarks	32,016	32,016
Customer relationship	35,100	35,100
Non-compete agreements	45,700	49,100
Student base	16,476	23,152
Others*	6,500	9,190
Total costs	586,002	673,584
Less: accumulated amortization	33,991	76,057
Intangible assets, net	552,011	597,527

*  Others include core curriculum, software, backlog and license.